Document and Entity Information	May 30, 2026
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	May 30, 2026
Entity Central Index Key	0001898391
Amendment Flag	false
Registrant Name	Fidelity Greenwood Street Trust
Entity Investment Company Type	N-1A